Foreign currency position	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Foreign currency position

Note 38 - Foreign currency position

In the Consolidated Statements of Financial Position as of December 31, 2021 and 2020, assets and liabilities are included in local and foreign currency, as well as inflation-indexation adjustable and adjustable by the variation of the exchange rate, for the amounts indicated below:

								Other	Exchange rate
As of December 31, 2021	Note	CLP (*)	UF	USD	COP	EUR		currencies	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	1,308,118	—	1,822,747	287,922	32,213		22,392	—	3,473,392
Cash items in process of collection	5b)	211,686	—	222,843	347	3,354		266	—	438,496
Financial instruments at fair value through profit or loss	6	91,817	—	—	240,907	—		—	—	332,724
Financial instruments at fair value through other comprehensive income	11	2,012,758	301,897	980,339	365,456	—		—	—	3,660,450
Loans and accounts receivable at amortized cost	10	6,079,741	9,799,322	3,578,507	4,302,474	26,371		—	9,133	23,795,548
Financial instruments at amortized cost	11	451,099	321,291	(772,390)	187,455	—		—	—	187,455
Investments under resale agreements	7	171,810	—	—	434,368	—		—	—	606,178
Investments in companies		9,152	—	—	—	—		—	—	9,152
Financial derivative contracts	8	2,254,395	126,280	564,013	30,538	5,700		—	—	2,980,926
Interbank loans, net	9	—	—	52,505	28,049	—		—	—	80,554
Intangible assets	13	663,373	—	130	35,841	—		—	—	699,344
Property, plant, and equipment	14	39,507	—	433	31,993	—		—	—	71,933
Right-of-use asset under lease agreements	15	86,240	—	5,723	18,818	—		—	—	110,781
Current taxes	16	18,871	—	1,713	37,600	—		—	—	58,184
Deferred taxes	16	181,998	—	15,942	74,271	—		—	—	272,211
Other assets	17	224,814	4,421	516,165	56,492	8,361		—	268	810,521
Other non-current assets held for sale	17	11,916	—	—	478	—		—	—	12,394
TOTAL ASSETS		13,817,295	10,553,211	6,988,670	6,133,009	75,999		22,658	9,401	37,600,243

Deposits and other demand liabilities	18	3,717,926	21,624	896,088	2,914,776	25,136		545	—	7,576,095
Cash in process of being cleared	5b)	231,391	—	182,202	—	10,640		125	—	424,358
Obligations under repurchase agreements	7	212,356	—	—	253,650	—		—	—	466,006
Time deposits and other time liabilities	18	6,233,732	509,868	2,045,906	1,307,928	8		—	1	10,097,443
Financial derivative contracts	8	2,194,964	118,170	540,656	60,400	11,397		—	—	2,925,587
Interbank borrowings	19	3,007,242	—	1,721,424	117,239	837		71,681	—	4,918,423
Debt instruments issued	20	888,333	5,094,916	144,078	635,513	—		—	—	6,762,840
Other financial liabilities	20	42,435	—	—	—	—		—	—	42,435
Lease contracts liabilities	15	483	86,120	6,778	22,047	—		—	116	115,544
Current taxes	16	393	—	—	939	—		—	—	1,332
Deferred taxes	16	—	—	—	—	—		—	—	—
Provisions	21	158,779	—	2,177	74,391	—		—	—	235,347
Other liabilities	22	215,662	244,572	190,511	55,889	2,978		—	—	709,612
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—		—	—	—
TOTAL LIABILITIES		16,903,696	6,075,270	5,729,820	5,442,772	50,996	—	72,351	117	34,275,022
Assets (liabilities) net		(3,086,401)	4,477,941	1,258,850	690,237	25,003		(49,693)	9,284	3,325,221

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.

Note 38 - Foreign currency position, continued

							Other	Exchange rate
As of December 31, 2020	Note	CLP (*)	UF	USD	COP	EUR	currencies	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	1,232,614	—	1,501,888	294,522	28,315	31,733	—	3,089,072
Cash items in process of collection	5b)	110,503	—	61,819	93	9	768	—	173,192
Financial instruments at fair value through profit or loss	6	145,316	355	—	437,039	—	—	—	582,710
Financial instruments at fair value through other comprehensive income	11	2,556,706	696,307	103,503	614,383	—	—	—	3,970,899
Loans and accounts receivable at amortized cost	10	5,768,428	8,959,138	2,859,253	3,955,993	23,704	—	9,592	21,576,108
Financial instruments at amortized cost	11	—	—	7,202	104,340	—	—	—	111,542
Investments under resale agreements	7	84,173	—	—	21,407	—	—	—	105,580
Investments in companies		7,149	—	—	—	—	—	—	7,149
Financial derivative contracts	8	2,529,980	387,035	1,039,536	19,967	6,285	—	—	3,982,803
Interbank loans, net	9	—	—	7,121	—	—	—	—	7,121
Intangible assets	13	682,523	—	172	35,988	—	—	—	718,683
Property, plant, and equipment	14	56,274	—	482	23,859	—	—	—	80,615
Right-of-use asset under lease agreements	15	111,452	—	6,061	28,495	—	—	—	146,008
Current taxes	16	43,132	—	1,844	19,723	—	—	—	64,699
Deferred taxes	16	250,023	—	14,645	47,888	—	—	—	312,556
Other assets	17	87,378	11,883	388,141	54,961	—	—	270	542,633
Other non-current assets held for sale	17	13,269	—	—	1,809	—	—	—	15,078
TOTAL ASSETS		13,678,920	10,054,718	5,991,667	5,660,467	58,313	32,501	9,862	35,486,448

Deposits and other demand liabilities	18	3,186,296	13,448	737,892	2,238,247	21,435	88	—	6,197,406
Cash in process of being cleared	5b)	82,287	—	52,244	1	1,528	18,172	—	154,232
Obligations under repurchase agreements	7	399,593	—	—	239,258	—	—	—	638,851
Time deposits and other time liabilities	18	8,042,117	402,118	1,539,760	1,449,054	14	—	1	11,433,064
Financial derivative contracts	8	2,031,193	476,910	986,508	170,598	8,382	—	—	3,673,591
Interbank borrowings	19	2,257,226	—	1,384,248	47,768	368	109,368	—	3,798,978
Debt instruments issued	20	835,961	4,636,431	122,734	609,730	—	—	—	6,204,856
Other financial liabilities	20	13,123	—	—	—	—	—	—	13,123
Lease contracts liabilities	15	561	118,189	6,987	25,992	—	—	156	151,885
Current taxes	16	596	—	—	1,170	—	—	—	1,766
Deferred taxes	16	—	—	—	237	—	—	—	237
Provisions	21	84,190	—	5,814	45,086	—	—	—	135,090
Other liabilities	22	175,812	159,834	274,827	79,442	66	—	10,053	700,034
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		17,108,955	5,806,930	5,111,014	4,906,583	31,793	127,628	10,210	33,103,113
Assets (liabilities) net		(3,430,035)	4,247,788	880,653	753,884	26,520	(95,127)	(348)	2,383,335

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.